Intangible assets - Goodwill - Assumptions used in the calculation of impairment (Details)	12 Months Ended
Dec. 31, 2017
Goodwill
Period of projection of cash flows	5 years
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda
Goodwill
Period of projection of cash flows	5 years
Discount rate (as a percent)	9.22%
Cost of Equity (as a percent)	17.40%
Cost of Debt (as a percent)	6.80%
Equity Structure, Equity (as a percent)	23.00%
Equity Structure, Debt (as a percent)	77.00%
Nominal perpetual growth rate (as a percent)	0.00%
Risk free rate (as a percent)	7.22%
Beta	1.27
Equity Risk Premium (as a percent)	8.00%